Equity (Tables)	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Schedule of estimate the fair value of stock options
	Options granted in May 2021	Options Amended in January, 2022	Options Amended in May, 2022	Options Amended in December, 2022
Risk-free interest rate	0.81%	1.66%	0.81%	4.44%
Expected life of the options	5 years	4.33 years	4.03 years	3.43 years
Expected volatility	96.0%	96.0%	96.0%	96.0%
Expected dividend yield	-%	-%	-%	-%
Fair value	$7,232,526	$2,106,163	$1,652,811	$689,971

Schedule of stock options
	Number of Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
		US$	Year	US$

Outstanding as of December 31, 2019	1,350,500	4.72	5.37	-
Granted	-	-	-	-
Expired, forfeited or cancelled	-	-	-	-
Outstanding as of December 31, 2020	1,350,500	4.72	4.37	-
Granted	7,604,964	1.22	-
Exercised	(58,110)
Outstanding as of December 31, 2021	8,897,354	1.74	4.23	-
Granted	-	-	-	-
Cancelled	(1,050,500)	4.72	-	-
Outstanding as of December 31, 2022	7,846,854	1.30	3.49
Exercisable as of December 31, 2022	7,846,854	1.30	3.49	-